Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using the equity method
Schedule of carrying values of joint ventures

	31 December	31 December
	2022	2021
Sofra	18,218	30,152

Schedule of carrying value of associates

	31 December	31 December
	2022	2021
TOGG	2,288,646	1,344,216

Schedule of movement in joint ventures and associates

	31 December	31 December
	2022	2021
Opening balance	1,374,368	278,365
Shares of profit	316,934	116,101
Contribution to capital increase	615,562	979,902
Closing balance	2,306,864	1,374,368